Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
United States of America | U.S. Federal Government, U.S. Department of the Interior - Bureau of Land Management
Total		$ 429,599	$ 429,599
United States of America | State of Utah, Utah Trust Lands Administration
Total		319,035	319,035
Canada | Ya'Thi Nene Lands & Resources, Athabasca Community Trust STF
Total		260,170	260,170
Australia | Queensland Government, Department of Natural Resources and Mines, Manufacturing, and Regional and Rural Development
Total		$ 135,066	135,066
Australia | Queensland Government, Queensland Revenue Office
Total	$ 112,970		$ 112,970